Financial Assets Measured at Amortized Cost - Schedule of Consumer Loans (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Consumer Loan [Abstract]
Gross amount - Consumer Loans		R$ 28,043,337	R$ 24,068,242
Credit loss allowance – on balance		(3,849,197)	(3,121,544)
Credit loss allowance – off balance	[1]	(39,655)	(33,842)
Total credit loss allowance		(3,888,852)	(3,155,386)
Total consumer loans - amortized cost (a +b)	[2]	24,194,140	20,946,698
Fair Value Adjustment – Portfolio Hedge (Note 30.2 - c)		(83,151)	(33,179)
Consumer loans		R$ 24,110,990	R$ 20,913,519

[1]	Provision for expected credit loss of pre-approved credit card limits available to customers, presented as other liabilities in the statement of financial position. Value of the limit disclosed in Note 28.1.
[2]	This balance includes a loan granted by PicPay Bank to certain individuals in the amount of R$ 371,068 to finance a management buy-out (MBO) transaction involving the acquisition of an equity interest in Kovr Participações. The loans are substantially secured by a corporate guarantee provided by J&F S.A, as disclosed in note 18.2.2